SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        The accompanying consolidated financial statements have been prepared in conformity with the accounting principles generally accepted in the United States of America ("U.S. GAAP"). The accompanying consolidated financial statements differ from the financial statements prepared by the group's individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

  Principles of Consolidation

        The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

  Certain Risks and Concentrations

        The Company's revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in customer buying or advertiser spending behavior could adversely affect the Company's financial position and results of operations.

        In addition, the Company's principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company's financial position and results of operations.

        The majority of the Company's revenue is collected on a prepaid basis; credit terms are extended only to certain sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are derived from revenues earned from customers located in the Russian Federation.

        No individual customer or groups of affiliated customers represented more than 10% of the Company's revenues, or accounts receivable in 2009, 2010, and 2011.

        Financial instruments that potentially subject the Company to significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, term deposits and debt securities. The primary focus of the Company's investment strategy is to preserve capital and meet liquidity requirements.

        The Company's investment policy addresses the level of credit exposure by limiting the concentration in one banking institution, one geography and establishing a minimum credit rating for its banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of highly-rated debt instruments issued by financial institutions, term deposits and money market funds.

  Foreign Currency Translation

        The functional currency of the Company's parent company is the U.S. dollar. The functional currency of the Company's operating subsidiaries domiciled in Russia is the Russian ruble. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at weighted average rates of exchange. Translation gains and losses are recorded as currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income/(expense), net in the accompanying consolidated statements of income.

  Convenience Translation

        Translations of amounts from RUR into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUR 32.1961 to $1.00, the official exchange rate quoted by the Central Bank of the Russian Federation as of December 31, 2011. No representation is made that the RUR amounts could have been, or could be, converted into U.S. dollars at such rate.

  Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of share-based awards, accounts receivable allowance, fair value of financial instruments, intangible assets and goodwill, useful lives of intangible assets and property and equipment, impairment assessments, contingencies, and income taxes. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

  Revenue Recognition

        The Company's revenues consist of the following:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	5,800	9,454	14,590	453.2
Yandex ad network websites	1,733	1,506	2,922	90.7

Total text-based advertising	7,533	10,960	17,512	543.9
Display advertising	933	1,229	2,096	65.1

Total advertising revenue	8,466	12,189	19,608	609.0
Online payment commissions	201	263	383	11.9
Other revenues	62	48	42	1.3

Total revenues	8,729	12,500	20,033	622.2

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax ("VAT").

        The Company's principal revenue streams and their respective accounting treatments are discussed below:

  Advertising Revenues

        The Company's advertising revenue is generated from serving both text-based and display ads on its own websites and on Yandex ad network members' websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company's consolidated balance sheets and recognized as advertising revenues in the period services are provided.

        Advertising sales commissions that are paid to agencies are accounted for as an offset to revenues and amounted to RUR 487, RUR 998 and RUR 1,916 ($59.5) in 2009, 2010 and 2011, respectively.

        In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to the Company's Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

        The Company recognizes advertising revenue based on the following principles:

  Text-Based Advertising

        The Company's Yandex.Direct service offers advertisers the ability to place text-based ads on Yandex and Yandex ad network member websites targeted to users' search queries or website content. The Company recognizes as revenues fees charged to advertisers as "click-throughs" occur. A "click-through" occurs each time a user clicks on one of the text-based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members' websites.

  Display Advertising

        The Company recognizes revenue from display advertising on its websites and on the Yandex ad network member websites as "impressions" are delivered. An "impression" is delivered when an advertisement appears in pages viewed by users.

  Online Payment Commissions

        Yandex.Money earns commissions from processing electronic payment transactions for its customers. Commission revenues resulting from processing an electronic payment transaction are recognized once the transaction is complete.

  Cost of Revenues

        Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners ("distribution partners") who distribute the Company's toolbar and other products. These amounts are primarily based on revenue-sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company's data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs.

  Product Development Expenses

        Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company's search engine and other Company websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

  Share-Based Compensation

        The Company estimates the fair value of share options and share appreciation rights (together, "Share-Based Awards") that are expected to vest using the Black-Scholes-Merton ("BSM") pricing model and recognizes the fair value on a straight-line basis over the requisite servicing period. The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

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  Expected forfeitures.  This assumption is estimated using historical trends of the number of awards forfeited prior to vesting and adjusted as appropriate for exceptional circumstances. As the Company typically only grants Share-Based Awards to senior employees who have been with the Company for at least one year, and the turnover rate for such employees is minimal, the Company has estimated expected forfeitures to be insignificant.

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  Expected volatility.  Because the Company's ordinary shares were not been publicly traded prior to May 2011, expected volatility has been estimated based on an analysis of the historical stock price volatility of comparable public companies for a preceding period equal to the expected term of the award grant being valued.

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  Expected term.  The expected term of awards granted has been calculated following the "simplified" method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

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  Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. In the past, the Company has declared and paid dividends, including with respect to the year ended December 31, 2010. The Company did not declare any dividends with respect to 2009 or 2011. Currently, the Company does not have any plans to pay dividends in the near term. When the Company declared dividends in 2010, it followed the practice of paying optionees bonuses calculated as an amount per vested option share equal to the amount of the dividend declared per share. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2009, 2010 and 2011.

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  Fair value of ordinary shares.  Prior to May 2011, the Company's ordinary shares were not publicly traded. Therefore, it estimated the fair value of its ordinary shares on the basis of valuations arrived at by employing the "income approach" and the "market approach" valuation methodologies. Under the income approach, the Company relied on the discounted cash flows ("DCF") method. Under the market approach, the Company relied on the guideline publicly traded company method as well as the prior transaction method. For periods after May 2011, the Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.

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  Risk-free interest rate.  To estimate the risk-free rate, the Company used the implied yield currently available on Russian Eurobonds with a remaining term equal to the expected term of the Share-Based Award grant being valued.

        The weighted average assumptions used in the BSM pricing model for grants made in the years ending December 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Dividend yield	—	—	—
Expected annual volatility	64%	62%	65%
Risk-free interest rate	4.50%	4.00%	1.6%
Expected life of the awards (years)	5.30 - 6.12	6.08 - 6.12	6.12 - 6.17
Weighted-average grant date fair value of awards (per share)	$2.18	$4.04	$12.82

        The Company accounts for share awards issued to non-employees at fair value.

  Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry-forwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the underlying balance sheet account or, if unrelated to a balance sheet account, the timing of expected realization. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

        Uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any. These tax benefits are measured as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

        The Company recognizes interest and penalties related to unrecognized income tax benefits within the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included within the other accrued liabilities line together with the unrecognized income tax benefits.

  Property and Equipment

        Property and equipment are recorded at cost and depreciated over their useful lives. All capital expenditures incurred before the property, plant and equipment are ready for their intended use are capitalized as assets not yet in use.

        Depreciation and amortization is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Computer equipment	3 years
Office furniture and equipment	3 years
Buildings	10 - 20 years
Leasehold improvements	the shorter of 5 years or the remaining period of the lease term
Other equipment	3 - 5 years
Purchased technologies and licenses	the underlying license terms

        Land is not depreciated.

        Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

  Goodwill and Other Acquired Intangible Assets

        Goodwill represents the excess of purchase consideration over the Company's share of fair value of the net assets of acquired businesses. Goodwill is not subject to amortization but is tested for impairment at least annually.

        Intangible assets with definite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate an asset's carrying value may not be recoverable. The Company currently amortizes acquired intangible assets with definite lives using the straight-line method and estimated useful lives of assets ranging from 0.9 to 15.0 years, with a weighted-average life of 7.0 years.

        Goodwill is reviewed for impairment as of the end of each fiscal year. The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit's net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit's carrying amount is greater than its fair value, then a second step is performed whereby the portion of the fair value that relates to the reporting unit's goodwill is compared to the carrying value of that goodwill. The Company recognizes a goodwill impairment charge for the amount by which the carrying value of goodwill exceeds the fair value. The Company has determined that there are no impairment losses in respect of goodwill for any of the periods covered by these financial statements.

  Impairment of Long-lived Assets Other than Goodwill

        The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management's estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

  Fair Value of Financial Instruments

        Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, funds receivable, loans to employees, accounts payable, accrued liabilities and funds payable and amounts due to customers. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, the host contract of the capital-protected index-linked note, accounts receivable, funds receivable, accounts payable, accrued liabilities and funds payable and amounts due to customers approximate their respective fair values due to the short-term nature of those instruments. Accordingly, no credit valuation adjustment has been recorded in the consolidated financial statements for any period presented.

  Cash and Cash Equivalents and Term Deposits

        Cash and cash equivalents as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Cash	1,094	982	30.5
Cash equivalents:
Bank deposits	2,064	1,737	54.0
Investments in money market funds	213	3,603	111.9

Total cash and cash equivalents	3,371	6,322	196.4

        Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

  Investments in Debt Securities

        As the Company has both the positive intent and the ability to hold debt securities to maturity, the Company's investments in debt securities are classified as held to maturity and are measured and presented at amortized cost, except for the capital protected index-linked note that is presented at the fair values of its host-contract and embedded derivative components. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

        The Company evaluates the investments periodically for possible other-than-temporary impairment. A decline of fair value below amortized costs of debt securities is considered an other-than-temporary impairment if the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the entire amortized cost basis. In those instances, an impairment charge equal to the difference between the fair value and the amortized cost basis is recognized in earnings. Regardless of the Company's intent or requirement to sell a debt security, an impairment is considered other-than-temporary if the Company does not expect to recover the entire amortized cost basis; in those instances, a credit loss equal to the difference between the present value of the cash flows expected to be collected based on credit risk and the amortized cost basis of the debt security is recognized in earnings. The Company has no current requirement or intent to sell its debt securities as of December 31, 2011. The Company expects to recover up to (or beyond) the initial cost of investment for securities held.

        Investments in debt securities as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Capital protected index-linked note	—	2,546	79.1
Puttable floating-rate note	—	805	25.0
Credit-linked notes	—	3,382	105.0

Total investments in debt securities	—	6,733	209.1

  Investments in Non-marketable Equity Securities

        Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other (expense) / income, net, line on the consolidated statements of income. Investments in the stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non-marketable equity securities on the consolidated balance sheets.

        The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

  Accounts Receivable, Net

        Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management's periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company's future collections.

  Funds Receivable and Funds Payable and Amounts Due to Customers

        Funds receivable and payable relate to online payments processing by Yandex.Money. When customers fund their Yandex.Money accounts using payment cards, bank accounts or a payment system, or initiate a payment transfer, there is a clearing period of some days before the cash is received by Yandex.Money or transferred to the bank.

        Yandex.Money holds customer balances as direct claims against Yandex.Money and includes such balances on the Company's consolidated balance sheet as cash and cash equivalents with an offsetting current liability in funds payable and amounts due to customers.

  Comprehensive Income

        Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Accumulated comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2009, 2010 and 2011 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company's subsidiaries domiciled outside of Russia into Russian rubles.

  Advertising and Promotional Expenses

        The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2009, 2010 and 2011, promotional and advertising expenses totaled approximately RUR 78, RUR 157 and RUR 364 ($11.3), respectively.

  Government Pension Funds Contributions

        The Company makes contributions to governmental pension and social funds on behalf of its employees in Russia. Prior to 2010, the amount of contribution was included in unified social tax ("UST") and was calculated using a regressive rate from 26% to 2% based on the annual compensation of each employee. Starting from 2010, UST has been replaced with contributions to social, medical and pension funds at a flat rate (26% in 2010 and 34% in 2011) of the annual compensation of each employee not to exceed certain pre-determined amounts of compensation. These contributions are expensed as incurred.

  Recently Adopted Accounting Pronouncements

        In June 2011, the Financial Accounting Standards Board ("FASB") issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company adopted both standards in the fourth quarter of 2011. As the Company has historically reported a separate statement of comprehensive income, the adoption of this guidance did not have an impact on its financial statements.

        In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company adopted this standard in the fourth quarter of 2011, and the adoption did not have a material impact on its financial statements.

  Effect of Recently Issued Accounting Pronouncements

        In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial position, results of operations or cash flows.